As filed with the Securities and Exchange Commission on November 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS - 69.69%
	ADVERTISING - 1.68%
1,715,200	Lamar Advertising Company Class A (a)(e)	$80,665,856
	AUTO PARTS & EQUIPMENT - 0.93%
591,600	Visteon Corporation (a)	44,748,624
	AUTOMOBILE MANUFACTURERS - 2.20%
2,942,200	General Motors Company (a)(e)	105,830,934
	BIOTECHNOLOGY - 6.34%
9,442,954	Elan Corporation plc - ADR (a)	147,121,224
1,267,557	Onyx Pharmaceuticals, Inc. (a)(e)	158,026,331
		305,147,555
	BROADCASTING & CABLE TV - 0.49%
303,100	Discovery Communications, Inc. Class C (a)(d)	23,678,172
	CABLE & SATELLITE TV - 2.39%
1,546,501	Comcast Corporation Special Class A (d)	67,071,748
747,300	DISH Network Corporation Class A (a)(e)	33,635,973
189,806	Liberty Global plc Series C (a)(b)(g)	14,317,067
		115,024,788
	CASINOS & GAMING - 2.38%
2,229,537	SHFL entertainment, Inc. (a)	51,279,351
2,441,664	WMS Industries, Inc. (a)	63,361,181
		114,640,532
	COAL & CONSUMABLE FUELS - 0.22%
3,821,289	Uranium One, Inc. (a)(b)	10,572,956
	COMPUTER HARDWARE - 0.91%
3,169,754	Dell, Inc.	43,647,513
	CONSUMER FINANCE - 1.01%
1,962,400	SLM Corporation	48,863,760
	DATA PROCESSING & OUTSOURCED SERVICES - 0.10%
139,271	Lender Processing Services, Inc. (g)	4,633,546
	DEPARTMENT STORES - 0.13%
399,728	Saks, Inc. (a)	6,371,664
	DIVERSIFIED CHEMICALS - 1.46%
3,416,704	Huntsman Corporation (e)	70,418,269
	DIVERSIFIED METALS & MINING - 0.06%
72,618	Freeport-McMoRan Copper & Gold, Inc. (e)	2,402,203
310,134	Pilot Gold, Inc. (a)(b)	331,195
		2,733,398
	DRUG RETAIL - 0.22%
183,112	Shoppers Drug Mart Corporation (b)(f)	10,545,317
	ELECTRIC UTILITIES - 2.60%
5,302,666	NV Energy, Inc. (f)	125,195,944
	ELECTRONIC MANUFACTURING SERVICES - 2.47%
3,106,119	Molex, Inc. Class A	118,902,235
	GAS UTILITIES - 0.21%
187,800	ONEOK, Inc. (e)	10,013,496
	HEALTH CARE FACILITIES - 1.34%
3,423,086	Health Management Associates, Inc. Class A (a)(e)	43,815,501
974,379	Vanguard Health Systems, Inc. (a)	20,471,703
		64,287,204
	HOUSEHOLD PRODUCTS - 0.28%
9,670,998	Vinda International Holdings Ltd. (b)	13,666,259
	INDUSTRIAL MACHINERY - 1.53%
509,900	Dover Corporation (e)	45,804,317
64,533	Ingersoll-Rand plc (b)	4,190,773
389,700	The Timken Company (e)	23,537,880
		73,532,970
	INTEGRATED OIL & GAS - 6.12%
1,932,700	BP plc - ADR (e)	81,231,381
1,738,200	Hess Corporation (e)	134,432,388
398,100	Murphy Oil Corporation (e)	24,013,392
99,525	Murphy USA, Inc. (a)(g)	4,019,815
546,200	Occidental Petroleum Corporation (e)	51,091,548
		294,788,524
	INTEGRATED TELECOMMUNICATION SERVICES - 0.63%
77,300	AT&T, Inc.	2,614,286
597,500	Verizon Communications, Inc.	27,879,350
		30,493,636
	INTERNET SOFTWARE & SERVICES - 1.41%
369,700	Equinix, Inc. (a)(e)	67,895,405
	LIFE SCIENCES TOOLS & SERVICES - 3.50%
2,253,612	Life Technologies Corporation (a)(f)	168,637,786
	MOVIES & ENTERTAINMENT - 2.17%
481,052	News Corporation Class B (a)(f)	7,903,685
967,592	Twenty-First Century Fox, Inc. Class A	32,414,332
1,924,208	Twenty-First Century Fox, Inc. Class B	64,268,547
		104,586,564
	MULTI-LINE INSURANCE - 2.16%
2,137,300	American International Group, Inc. (g)	103,936,899
	OIL & GAS DRILLING - 2.09%
1,789,600	Noble Corporation (b)(e)	67,593,192
744,600	Transocean, Ltd. (b)	33,134,700
		100,727,892

	OIL & GAS EQUIPMENT & SERVICES - 1.00%
597,400	Halliburton Company (e)	28,764,810
246,800	National Oilwell Varco, Inc. (e)	19,277,548
		48,042,358
	OIL & GAS EXPLORATION & PRODUCTION - 2.21%
719,200	Anadarko Petroleum Corporation (g)	66,878,408
912,600	Berry Petroleum Company Class A (e)	39,360,438
		106,238,846
	OIL & GAS REFINING & MARKETING - 1.00%
1,414,400	Valero Energy Corporation	48,301,760
	OIL & GAS STORAGE & TRANSPORTATION - 1.13%
1,492,400	Williams Companies, Inc.	54,263,664
	PACKAGED FOODS & MEATS - 0.57%
1,627,586	DE Master Blenders 1753 NV (a)(b)(f)	27,479,511
	PAPER PRODUCTS - 1.14%
1,228,000	International Paper Company (e)	55,014,400
	PERSONAL PRODUCTS - 0.09%
5,762,915	Magic Holdings International Ltd. (b)(g)	4,487,939
	PHARMACEUTICALS - 2.61%
229,700	Eli Lilly & Company (e)	11,560,801
2,672,769	Pfizer, Inc.	76,735,198
1,622,900	Warner Chilcott plc Class A (b)	37,083,265
		125,379,264
	REGIONAL BANKS - 0.57%
949,995	Sterling Financial Corporation	27,217,357
	REITS - 1.58%
1,620,293	Colonial Properties Trust	36,440,390
960,340	CommonWealth REIT (e)	21,041,049
650,600	Weyerhaeuser Company	18,626,678
		76,108,117
	SEMICONDUCTORS - 0.51%
808,096	Spreadtrum Communications, Inc. - ADR	24,614,604
	SPECIALIZED CONSUMER SERVICES - 0.60%
2,209,869	Stewart Enterprises, Inc. Class A	29,037,679
	SPECIALIZED FINANCE - 3.17%
3,636,807	NYSE Euronext (f)	152,673,158
	SPECIALTY CHEMICALS - 0.82%
429,300	Ashland, Inc. (e)	39,701,664
	SYSTEMS SOFTWARE - 1.20%
763,343	Sourcefire, Inc. (a)	57,953,001
	THRIFTS & MORTGAGE FINANCE - 1.83%
9,745,612	Hudson City Bancorp, Inc.	88,197,788
	WIRELESS TELECOMMUNICATION SERVICES - 2.63%
2,548,791	Leap Wireless International, Inc. (a)(e)	40,245,410
3,085,906	Sprint Corporation (a)	19,163,476
2,172,150	T-Mobile U.S., Inc. (a)(e)	56,410,735
295,200	Vodafone Group plc - ADR	10,385,136
		126,204,757
	TOTAL COMMON STOCKS
	(Cost $3,171,636,231)	3,355,103,565

WARRANTS - 0.00%
142,642	Kinross Gold Corporation (a)(b)	8,309
	TOTAL WARRANTS
	(Cost $540,028)	8,309

Principal Amount
CORPORATE BONDS - 6.58%
	American Airlines, Inc.
$48,838,000	10.500%, 10/15/2012 (i)	60,375,978
27,566,000	7.500%, 3/15/2016 (Acquired 01/25/13 to 06/25/13, Cost $31,737,204) (h)	32,803,540
	Boise Paper Holding LLC
1,204,000	8.000%, 4/1/2020	1,366,540
	Clearwire Communications LLC
49,374,000	12.000%, 12/1/2015 (Acquired 04/17/13 to 05/03/13, Cost $52,467,786) (h)	51,780,983
	Cricket Communications, Inc.
40,137,000	7.750%, 10/15/2020	45,605,666
	Dean Foods Company
6,685,000	9.750%, 12/15/2018	7,604,187
	Lender Processing Services, Inc.
26,175,000	5.750%, 4/15/2023	26,992,969
	McMoRan Exploration Company
13,460,000	11.875%, 11/15/2014	13,619,420
	MetroPCS Wireless, Inc.
10,338,000	6.625%, 11/15/2020	10,751,520
	Oil States International, Inc.
37,777,000	5.125%, 1/15/2023 (Acquired 06/12/13 to 08/06/13, Cost $41,674,931) (h)	41,507,479
	Vanguard Health Systems, Inc.
22,488,000	7.750%, 2/1/2019	24,230,820
	TOTAL CORPORATE BONDS
	(Cost $316,616,032)	316,639,102

PURCHASED PUT OPTIONS - 0.28%
Contracts (100 shares per contract)
	American International Group, Inc.
8,511	Expiration: October 2013, Exercise Price: $40.00	51,066
5,532	Expiration: October 2013, Exercise Price: $42.00	33,192
1,857	Expiration: November 2013, Exercise Price: $42.00	57,567
3,831	Expiration: January 2014, Exercise Price: $42.00	293,072

	Anadarko Petroleum Corporation
7,192	Expiration: November 2013, Exercise Price: $77.50	302,064
	Ashland, Inc.
1,055	Expiration: October 2013, Exercise Price: $70.00	2,638
1,060	Expiration: October 2013, Exercise Price: $75.00	5,300
2,178	Expiration: October 2013, Exercise Price: $80.00	16,335
	AT&T, Inc.
618	Expiration: January 2014, Exercise Price: $31.00	37,080
	Berry Petroleum Company Class A
9,126	Expiration: November 2013, Exercise Price: $35.00	159,705
	BP plc - ADR
15,461	Expiration: October 2013, Exercise Price: $37.00	46,383
	CommonWealth REIT
2,921	Expiration: October 2013, Exercise Price: $17.50	29,210
5,289	Expiration: October 2013, Exercise Price: $20.00	132,225
1,393	Expiration: January 2014, Exercise Price: $17.50	83,580
	DISH Network Corporation Class A
1,857	Expiration: October 2013, Exercise Price: $40.00	23,213
1,083	Expiration: December 2013, Exercise Price: $38.00	75,810
2,454	Expiration: December 2013, Exercise Price: $39.00	220,860
2,079	Expiration: January 2014, Exercise Price: $40.00	311,850
	Dover Corporation
2,314	Expiration: December 2013, Exercise Price: $75.00	109,915
2,785	Expiration: December 2013, Exercise Price: $80.00	264,575
	Eli Lilly & Company
1,840	Expiration: October 2013, Exercise Price: $46.00	17,480
365	Expiration: December 2013, Exercise Price: $50.00	68,985
	Equinix, Inc.
1,685	Expiration: December 2013, Exercise Price: $150.00	387,550
1,687	Expiration: January 2014, Exercise Price: $160.00	809,760
	General Motors Company
19,295	Expiration: December 2013, Exercise Price: $29.00	578,850
10,127	Expiration: December 2013, Exercise Price: $30.00	374,699
	Halliburton Company
4,045	Expiration: October 2013, Exercise Price: $41.00	12,135
917	Expiration: October 2013, Exercise Price: $43.00	5,961
	Health Management Associates, Inc. Class A
21,711	Expiration: November 2013, Exercise Price: $11.00	271,387
	Hess Corporation
9,853	Expiration: October 2013, Exercise Price: $60.00	59,118
7,529	Expiration: November 2013, Exercise Price: $62.50	165,638
	Huntsman Corporation
5,865	Expiration: November 2013, Exercise Price: $14.00	43,988
6,631	Expiration: November 2013, Exercise Price: $15.00	66,310
20,165	Expiration: January 2014, Exercise Price: $14.00	252,062
	Ingersoll-Rand plc
581	Expiration: December 2013, Exercise Price: $50.00	10,168
	International Paper Company
2,030	Expiration: October 2013, Exercise Price: $37.00	9,135
10,250	Expiration: October 2013, Exercise Price: $39.00	92,250
	iShares Russell 2000 ETF
3,716	Expiration: October 2013, Exercise Price: $102.00	215,528
	Lamar Advertising Company Class A
3,391	Expiration: October 2013, Exercise Price: $35.00	33,910
5,318	Expiration: October 2013, Exercise Price: $37.00	66,475
3,667	Expiration: October 2013, Exercise Price: $40.00	82,507
2,442	Expiration: October 2013, Exercise Price: $41.00	61,050
1,022	Expiration: January 2014, Exercise Price: $40.00	89,425
	Materials Select Sector SPDR Trust
317	Expiration: March 2014, Exercise Price: $45.00	156,123
	Murphy Oil Corporation
3,788	Expiration: October 2013, Exercise Price: $52.50	9,470
719	Expiration: October 2013, Exercise Price: $55.00	1,798
1,372	Expiration: October 2013, Exercise Price: $60.00	17,150
1,416	Expiration: January 2014, Exercise Price: $55.00	67,260
	National Oilwell Varco, Inc.
2,170	Expiration: January 2014, Exercise Price: $70.00	305,970
	Noble Corporation
17,896	Expiration: December 2013, Exercise Price: $33.00	1,073,760
	Occidental Petroleum Corporation
1,100	Expiration: November 2013, Exercise Price: $72.50	13,200
4,362	Expiration: November 2013, Exercise Price: $75.00	61,068
	ONEOK, Inc.
1,866	Expiration: October 2013, Exercise Price: $45.00	18,660
12	Expiration: January 2014, Exercise Price: $40.00	360
	Pfizer, Inc.
5,335	Expiration: December 2013, Exercise Price: $23.00	40,012
16,047	Expiration: December 2013, Exercise Price: $25.00	248,729
	SLM Corporation
17,081	Expiration: October 2013, Exercise Price: $20.00	102,486
2,543	Expiration: January 2014, Exercise Price: $18.00	34,330
	SPDR S&P 500 ETF Trust
7,455	Expiration: October 2013, Exercise Price: $171.00	2,683,800
	Sprint Corporation
10,089	Expiration: February 2014, Exercise Price: $5.00	181,602
	The Timken Company
1,565	Expiration: December 2013, Exercise Price: $47.50	58,687
1,565	Expiration: December 2013, Exercise Price: $50.00	86,075
767	Expiration: December 2013, Exercise Price: $52.50	69,030

	T-Mobile U.S., Inc.
2,145	Expiration: November 2013, Exercise Price: $18.00	12,870
19,577	Expiration: January 2014, Exercise Price: $20.00	518,790
	Transocean, Ltd.
7,446	Expiration: November 2013, Exercise Price: $40.00	215,934
	Twenty-First Century Fox, Inc. Class A
6,489	Expiration: October 2013, Exercise Price: $24.00	16,222
5,625	Expiration: October 2013, Exercise Price: $27.00	14,062
8,122	Expiration: October 2013, Exercise Price: $28.00	20,305
14,123	Expiration: October 2013, Exercise Price: $29.00	35,308
	Valero Energy Corporation
5,445	Expiration: December 2013, Exercise Price: $29.00	236,857
2,632	Expiration: December 2013, Exercise Price: $30.00	160,552
4,185	Expiration: January 2014, Exercise Price: $29.00	276,210
	Verizon Communications, Inc.
2,987	Expiration: November 2013, Exercise Price: $42.00	74,675
	Visteon Corporation
5,916	Expiration: December 2013, Exercise Price: $60.00	162,690
	Vivendi SA
16,057	Expiration: October 2013, Exercise Price: EUR 14.00 (j)	21,725
10,151	Expiration: November 2013, Exercise Price: EUR 15.00 (j)	109,864
	Vodafone Group plc - ADR
2,096	Expiration: January 2014, Exercise Price: $26.00	15,720
	Weyerhaeuser Company
6,506	Expiration: October 2013, Exercise Price: $23.00	32,530
	Williams Companies, Inc.
14,924	Expiration: November 2013, Exercise Price: $30.00	194,012
	TOTAL PURCHASED PUT OPTIONS
	(Cost $28,141,994)	13,377,907

Shares
SHORT-TERM INVESTMENTS - 24.51%
271,908,790	BlackRock Liquidity Funds TempFund Portfolio, 0.03% (c)(e)	271,908,790
272,000,000	Fidelity Institutional Government Portfolio, 0.01% (c)(e)	272,000,000
92,117,893	Fidelity Institutional Money Market Portfolio, 0.04% (c)(d)	92,117,893
272,000,000	Goldman Sachs Financial Square Money Market Fund, 0.07% (c)(d)	272,000,000
272,000,000	The Liquid Asset Portfolio, 0.07% (c)(e)	272,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,180,026,683)	1,180,026,683
	TOTAL INVESTMENTS
	(Cost $4,696,960,968) - 101.06%	$4,865,155,566

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2013.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2013, these securities represented 2.62% of total net assets.

(i)	Default or other conditions exist and the security is not presently accruing income.
(j)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.

(k)	The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$4,736,267,359
Gross unrealized appreciation	266,670,320
Gross unrealized depreciation	(137,782,113)
Net unrealized appreciation	$128,888,207

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(l)
Investment Valuation - Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities, that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and ask prices is used. These securities are classified as Level 2 investments. As a secondary source, an individual broker bid or ask may be used to value debt securities if the Adviser reasonably believes such bid or ask is an actionable bid or ask in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 investments. Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund can receive upon exercising the option) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and ask parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term debt investments are carried at amortized cost, which approximates market value. Money market funds are valued at the reported NAV.

The Adviser monitors and reviews the pricing of securities and makes determinations of fair value when such procedures call for judgment and analysis. Securities for which there are no market quotations readily available or such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; intrinsic value and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2013, the Fund did not have any fair valued securities.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2013. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks *	$3,355,103,565	$27,479,511	$-		$3,382,583,076
Warrants	8,309	-	-		8,309
Corporate Bonds	-	316,639,102	-		316,639,102
Purchased Put Options	13,246,318	131,589	-		13,377,907
Short-Term Investments	1,180,026,683	-	-		1,180,026,683
Swap Contracts **	-	17,122,968	-	***	17,122,968
Forward Currency Exchange Contracts **	-	63,940	-		63,940

Liabilities
Common Stocks Sold Short	$443,848,311	$-	$-		$443,848,311
Written Option Contracts	146,788,692	5,377,527	-		152,166,219
Swap Contracts **	-	3,547,241	-		3,547,241
Forward Currency Exchange Contracts **	-	10,743,733	-		10,743,733

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Value is less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on a comparable security, trading volume and maturity date. The Fund did not have transfers into or out of Level 1, Level 2 or Level 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2012	$420,840
Realized gain	390,743
Change in unrealized (depreciation)	(420,840)
Sales	(390,743)
Transfer into Level 3	-	***
Balance as of September 30, 2013	$-	***

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of September 30, 2013, are as follows:

Description	Fair Value at September 30, 2013		Valuation Technique	Unobservable Input	Range
Swap Contracts	-	***	Conservative Value Assigned	No Active Market	0.00 - 0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such market exists.

*** Value is less than $0.50.

(m)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2013.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2013 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$13,377,907	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	152,166,219
Swap Contracts	Schedule of Swap Contracts	17,122,968	Schedule of Swap Contracts	3,547,241
Foreign exchange contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	63,940	Schedule of Forward Currency Exchange Contracts	10,743,733
Total		30,564,815		166,457,193

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS
1,546,307	Comcast Corporation Class A	$69,815,761
86,884	Community Health Systems, Inc.	3,605,686
303,100	Discovery Communications, Inc. Class A	25,587,702
41,781	Fidelity National Financial, Inc.	1,111,375
619,424	IntercontinentalExchange, Inc.	112,375,902
189,793	Liberty Global plc Class A (a)	15,060,075
109,227	Loblaw Companies Ltd. (a)	4,825,902
819,111	M&T Bank Corporation	91,674,903
583,306	Mid-America Apartment Communities, Inc.	36,456,625
111,102	News Corporation Class A	1,784,298
450,022	Perrigo Company	55,523,714
1,121,541	Umpqua Holdings Corporation	18,191,395
		436,013,338
EXCHANGE-TRADED FUNDS
46,609	SPDR S&P 500 ETF Trust	7,834,973
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $396,687,792)	$443,848,311

ETF -	Exchange-Traded Fund
plc -	Public Limited Company
(a)	Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2013
(Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	Actavis plc
2,597	Expiration: November 2013, Exercise Price: $125.00	$5,103,105
	American International Group, Inc.
8,511	Expiration: October 2013, Exercise Price: $45.00	3,234,180
5,532	Expiration: October 2013, Exercise Price: $47.00	1,128,528
1,857	Expiration: November 2013, Exercise Price: $47.00	521,817
5,473	Expiration: January 2014, Exercise Price: $47.00	1,981,226
	Anadarko Petroleum Corporation
7,192	Expiration: November 2013, Exercise Price: $85.00	6,742,500
	Ashland, Inc.
1,055	Expiration: October 2013, Exercise Price: $80.00	1,316,640
3,238	Expiration: October 2013, Exercise Price: $85.00	2,493,260
	AT&T, Inc.
773	Expiration: January 2014, Exercise Price: $35.00	43,288
	Berry Petroleum Company Class A
4,563	Expiration: November 2013, Exercise Price: $40.00	1,893,645
4,563	Expiration: November 2013, Exercise Price: $45.00	661,635
	BP plc - ADR
19,327	Expiration: October 2013, Exercise Price: $41.00	2,502,846
	CommonWealth REIT
8,210	Expiration: October 2013, Exercise Price: $22.50	410,500
1,393	Expiration: January 2014, Exercise Price: $22.50	236,810
	DISH Network Corporation Class A
1,857	Expiration: October 2013, Exercise Price: $43.00	468,892
1,083	Expiration: December 2013, Exercise Price: $42.00	509,010
2,454	Expiration: December 2013, Exercise Price: $43.00	1,006,140
2,079	Expiration: January 2014, Exercise Price: $45.00	748,440
	Dover Corporation
2,314	Expiration: December 2013, Exercise Price: $85.00	1,515,670
2,785	Expiration: December 2013, Exercise Price: $90.00	932,975
	Eli Lilly & Company
1,840	Expiration: October 2013, Exercise Price: $50.00	195,040
457	Expiration: December 2013, Exercise Price: $52.50	36,103
	Equinix, Inc.
1,685	Expiration: December 2013, Exercise Price: $170.00	3,311,025
325	Expiration: December 2013, Exercise Price: $195.00	221,000
1,687	Expiration: January 2014, Exercise Price: $180.00	2,496,760
	Freeport-McMoRan Copper & Gold, Inc.
726	Expiration: October 2013, Exercise Price: $28.00	370,260
	General Motors Company
26,151	Expiration: December 2013, Exercise Price: $34.00	8,172,188
301	Expiration: December 2013, Exercise Price: $35.00	73,745
2,970	Expiration: December 2013, Exercise Price: $36.00	567,270

	Halliburton Company
5,057	Expiration: October 2013, Exercise Price: $45.00	1,689,038
917	Expiration: October 2013, Exercise Price: $47.00	162,309
	Health Management Associates, Inc. Class A
18,618	Expiration: November 2013, Exercise Price: $14.00	186,180
3,093	Expiration: November 2013, Exercise Price: $15.00	23,197
	Hess Corporation
9,853	Expiration: October 2013, Exercise Price: $70.00	7,463,648
7,533	Expiration: November 2013, Exercise Price: $72.50	4,557,465
	Huntsman Corporation
12,496	Expiration: November 2013, Exercise Price: $17.00	4,748,480
20,165	Expiration: January 2014, Exercise Price: $18.00	6,351,975
	Ingersoll-Rand plc
646	Expiration: December 2013, Exercise Price: $57.50	526,490
	International Paper Company
2,030	Expiration: October 2013, Exercise Price: $42.00	639,450
10,250	Expiration: October 2013, Exercise Price: $45.00	973,750
	Lamar Advertising Company Class A
4,703	Expiration: October 2013, Exercise Price: $41.00	2,892,345
5,318	Expiration: October 2013, Exercise Price: $42.00	2,818,540
3,667	Expiration: October 2013, Exercise Price: $44.00	1,283,450
2,442	Expiration: October 2013, Exercise Price: $45.00	683,760
1,022	Expiration: January 2014, Exercise Price: $46.00	357,700
	Leap Wireless International, Inc.
24,085	Expiration: October 2013, Exercise Price: $16.00	228,808
1,336	Expiration: October 2013, Exercise Price: $17.00	6,680
	Murphy Oil Corporation
16	Expiration: October 2013, Exercise Price: $57.50	20,720
719	Expiration: October 2013, Exercise Price: $62.50	575,200
1,830	Expiration: October 2013, Exercise Price: $67.50	613,050
1,416	Expiration: January 2014, Exercise Price: $65.00	991,200
	National Oilwell Varco, Inc.
2,468	Expiration: January 2014, Exercise Price: $77.50	1,036,560
	Noble Corporation
17,896	Expiration: December 2013, Exercise Price: $37.00	4,223,456
	Occidental Petroleum Corporation
1,100	Expiration: November 2013, Exercise Price: $82.50	1,259,500
4,362	Expiration: November 2013, Exercise Price: $85.00	4,045,755
	ONEOK, Inc.
1,866	Expiration: October 2013, Exercise Price: $50.00	671,760
12	Expiration: January 2014, Exercise Price: $50.00	5,340
	Onyx Pharmaceuticals, Inc.
1,918	Expiration: October 2013, Exercise Price: $125.00	4,795
631	Expiration: November 2013, Exercise Price: $100.00	1,571,190
231	Expiration: November 2013, Exercise Price: $110.00	345,345
831	Expiration: January 2014, Exercise Price: $125.00	2,493
	Perrigo Company
1,325	Expiration: November 2013, Exercise Price: $110.00	1,855,000
1,176	Expiration: November 2013, Exercise Price: $115.00	1,158,360
209	Expiration: November 2013, Exercise Price: $120.00	129,580

	Pfizer, Inc.
6,668	Expiration: December 2013, Exercise Price: $28.00	826,832
20,059	Expiration: December 2013, Exercise Price: $29.00	1,364,012
	SLM Corporation
17,081	Expiration: October 2013, Exercise Price: $24.00	2,015,558
2,543	Expiration: January 2014, Exercise Price: $23.00	611,591
	Smithfield Foods, Inc.
20,198	Expiration: October 2013, Exercise Price: $34.00	0
	Sprint Corporation
17,007	Expiration: November 2013, Exercise Price: $6.00	816,336
2,378	Expiration: November 2013, Exercise Price: $7.00	26,158
10,089	Expiration: February 2014, Exercise Price: $6.00	706,230
	The Timken Company
1,565	Expiration: December 2013, Exercise Price: $57.50	751,200
2,332	Expiration: December 2013, Exercise Price: $60.00	769,560
	T-Mobile U.S., Inc.
2,145	Expiration: November 2013, Exercise Price: $21.00	1,099,312
19,577	Expiration: January 2014, Exercise Price: $23.00	7,586,087
	Transocean, Ltd.
4,965	Expiration: November 2013, Exercise Price: $46.00	496,500
2,481	Expiration: November 2013, Exercise Price: $50.00	49,620
	Twenty-First Century Fox, Inc. Class A
245	Expiration: October 2013, Exercise Price: $31.00	158,025
14,550	Expiration: October 2013, Exercise Price: $32.00	7,929,750
14,123	Expiration: October 2013, Exercise Price: $32.00	2,330,295
	Umpqua Holdings Corporation
4,656	Expiration: March 2014, Exercise Price: $15.00	849,720
	Valero Energy Corporation
5,445	Expiration: December 2013, Exercise Price: $33.00	1,363,973
2,632	Expiration: December 2013, Exercise Price: $34.00	514,556
4,185	Expiration: January 2014, Exercise Price: $33.00	1,182,263
	Verizon Communications, Inc.
5,975	Expiration: November 2013, Exercise Price: $46.00	815,588
171	Expiration: December 2013, Exercise Price: $43.00	65,835
	Visteon Corporation
5,916	Expiration: December 2013, Exercise Price: $70.00	4,377,840
	Vivendi SA
16,057	Expiration: October 2013, Exercise Price: EUR 15.50 (a)	3,345,299
10,151	Expiration: November 2013, Exercise Price: EUR 16.50 (a)	1,208,487
	Vodafone Group plc - ADR
2,096	Expiration: January 2014, Exercise Price: $31.00	911,760
	Weyerhaeuser Company
6,506	Expiration: October 2013, Exercise Price: $27.00	1,171,080
	Williams Companies, Inc.
14,924	Expiration: November 2013, Exercise Price: $34.00	4,342,884
	Xstrata plc
1,071	Expiration: October 2013, Exercise Price: GBP 3.00 (a)(b)	654,531
536	Expiration: October 2013, Exercise Price: GBP 3.20 (a)(b)	169,210
		151,507,159

PUT OPTIONS WRITTEN
	iShares Russel 2000 ETF
1,858	Expiration: October 2013, Exercise Price: $97.00	35,302
	SPDR S&P 500 ETF Trust
4,287	Expiration: October 2013, Exercise Price: $166.00	623,758
		659,060
	TOTAL OPTIONS WRITTEN
	(Premiums received $139,239,741)	$152,166,219

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP -	British Pound
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.
(b)	1000 shares per contract.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2013
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		September 30, 2013	Currency to be Received		September 30, 2013	Appreciation (Depreciation)
12/18/2013	2,627,932	Australian Dollars	$2,438,838	2,468,220	U.S. Dollars	$2,468,220	$29,382
1/15/2014	36,935,148	Australian Dollars	34,216,428	32,997,835	U.S. Dollars	32,997,835	(1,218,593)
10/24/2013	4,928,527	British Pounds	7,977,174	7,888,354	U.S. Dollars	7,888,354	(88,820)
11/13/2013	7,442,940	British Pounds	12,045,184	11,687,276	U.S. Dollars	11,687,276	(357,908)
11/13/2013	2,548,472	U.S. Dollars	2,548,472	1,591,800	British Pounds	2,576,069	27,597
4/9/2014	65,008,740	British Pounds	105,100,055	101,601,833	U.S. Dollars	101,601,833	(3,498,222)
10/16/2013	15,725,388	Canadian Dollars	15,260,555	14,924,112	U.S. Dollars	14,924,112	(336,443)
10/16/2013	2,744,499	U.S. Dollars	2,744,499	2,830,455	Canadian Dollars	2,746,788	2,289
12/18/2013	931,002	Canadian Dollars	902,024	897,827	U.S. Dollars	897,827	(4,197)
1/30/2014	6,866,893	Canadian Dollars	6,645,970	6,627,581	U.S. Dollars	6,627,581	(18,389)
10/29/2013	41,917,001	Euros	56,711,503	55,174,973	U.S. Dollars	55,174,973	(1,536,530)
11/27/2013	41,637,500	Euros	56,337,771	56,111,736	U.S. Dollars	56,111,736	(226,035)
1/9/2014	4,247,592	Euros	5,747,927	5,657,612	U.S. Dollars	5,657,612	(90,315)
1/15/2014	75,193,491	Euros	101,755,360	98,387,079	U.S. Dollars	98,387,079	(3,368,281)
12/12/2013	106,347,611	Hong Kong Dollars	13,714,050	13,717,336	U.S. Dollars	13,717,336	3,286
5/15/2014	36,565,969	Hong Kong Dollars	4,716,290	4,717,676	U.S. Dollars	4,717,676	1,386
			$428,862,100			$418,182,307	$(10,679,793)

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2013.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2013
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
11/26/2013	CNH Global NV	521,747	$26,337,789	$1,433,872	Merrill Lynch & Co. Inc.
5/30/2014	DE Master Blenders 1753 NV	1,725,774	29,124,231	1,016,423	JPMorgan Chase & Co. Inc.
5/2/2014	Glencore International plc	1,607,099	8,924,864	852,245	JPMorgan Chase & Co. Inc.
11/30/2013	GrainCorp. Ltd.	2,941,707	33,872,579	(2,203,844)	JPMorgan Chase & Co. Inc.
10/18/2013	Hillgrove Resources Ltd.	13,139,699	869,060	(346,911)	JPMorgan Chase & Co. Inc.
7/29/2014	Invensys plc	17,414,506	140,847,654	5,128,517	JPMorgan Chase & Co. Inc.
6/24/2014	Kabel Deutschland Holding AG	864,293	101,656,786	6,031,368	JPMorgan Chase & Co. Inc.
8/28/2014	Koninklijke KPN NV	1,769,830	5,660,023	201,400	JPMorgan Chase & Co. Inc.
6/7/2014	Severn Trent plc	292,557	8,364,304	(782,421)	JPMorgan Chase & Co. Inc.
9/16/2014	Shoppers Drug Mart Corporation	23,850	1,377,408	16,707	Merrill Lynch & Co. Inc.
5/23/2014	Sumitomo Light Metal Industries, Ltd.	77,000	89,770	4,211	JPMorgan Chase & Co. Inc.
3/19/2014	Uranium One, Inc.	687,430	1,894,976	49,018	Merrill Lynch & Co. Inc.
5/16/2014	Videndi SA	2,620,800	60,761,335	8,291,593	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/26/2013	Fiat Industrial S.p.A	(1,997,698)	(26,338,471)	(5,044,083)	Merrill Lynch & Co. Inc.
11/26/2013	Fiat Industrial S.p.A - Right	(1,997,698)	- **	- **	Merrill Lynch & Co. Inc.
5/23/2014	Furukawa-Sky Aluminum Corporation	(27,000)	(90,976)	(2,755)	JPMorgan Chase & Co. Inc.
9/16/2014	Loblaw Companies, Ltd.	(14,226)	(632,420)	(13,850)	Merrill Lynch & Co. Inc.
7/31/2014	Schneider Electric SA	(452,180)	(39,524,706)	(1,055,763)	JPMorgan Chase & Co. Inc.
				$13,575,727

plc -	Public Limited Company
*	Based on the net asset value of each counterparty’s position, unrealized appreciation is a receivable and unrealized depreciation is a payable.
**	Value is less than $0.50.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Merger Fund

By (Signature and Title	/s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date	11/27/13

By (Signature and Title)	/s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date	11/27/13

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date	11/27/13

By (Signature and Title)*		/s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date	11/27/13

* Print the name and title of each signing officer under his or her signature.